Commitments and Contingencies - Fiscal Year Maturity (Footnotes) (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) GWh contract agreement_renewal MW	Dec. 31, 2019 CAD ($)
UNS Energy | Build-transfer agreement - Oso Grande
Long-term Purchase Commitment [Line Items]
Estimated project cost		$ 384	$ 438
Payments		$ 47
UNS Energy | Build-transfer agreement - Oso Grande | Subsequent event
Long-term Purchase Commitment [Line Items]
Payments	$ 226
ITC | ITC easement agreement
Long-term Purchase Commitment [Line Items]
Estimated project cost			401
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Power purchase and capacity
Long-term Purchase Commitment [Line Items]
Purchase obligation			1,743
Power purchase and capacity | FortisBC Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation			344
Purchase commitment term		20 years
Power purchase and capacity | FortisBC Electric | Waneta Expansion
Long-term Purchase Commitment [Line Items]
Purchase commitment term		40 years
Power purchase and capacity | FortisBC Electric | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase and capacity | Maritime Electric
Long-term Purchase Commitment [Line Items]
Purchase obligation			669
Number of long-term take-or-pay contracts | contract		2
Power purchase and capacity | Maritime Electric | Nuclear Generating Station
Long-term Purchase Commitment [Line Items]
Share of plant output, percentage		4.55%
Power purchase and capacity | FortisOntario
Long-term Purchase Commitment [Line Items]
Purchase obligation			653
Power purchase and capacity | FortisOntario | Maximum
Long-term Purchase Commitment [Line Items]
Amount of volume required (in mw) | MW		145
Power purchase and capacity | FortisOntario | Minimum
Long-term Purchase Commitment [Line Items]
Volume of energy required to be purchased (in GWh) | GWh		537
Renewable Power | TEP and UNS Electric, Inc
Long-term Purchase Commitment [Line Items]
Purchase obligation			1,513
Share of plant output, percentage		100.00%
Gas and fuel purchase obligations
Long-term Purchase Commitment [Line Items]
Purchase obligation			2,398
Gas and fuel purchase obligations | UNS Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation			775
Gas and fuel purchase obligations | FortisBC Energy
Long-term Purchase Commitment [Line Items]
Purchase obligation			$ 1,500